Fair Value Measurements (Details) - EBP 051 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Fund percentage in employer common stock	16.00%	22.00%
Investments at fair value	$ 146,173,365	$ 144,584,843
Hormel Foods Corporation Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Participant authorized percentage	10000.00%	10000.00%
Collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 112,000,820	$ 98,522,415
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	34,172,545	46,062,429
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Hormel Foods Corporation Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	28,865,231	41,379,535
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	3,813,899	3,303,395
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,493,415	1,379,499
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	34,172,545	46,062,429
Fair Value, Inputs, Level 1 | Hormel Foods Corporation Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	28,865,231	41,379,535
Fair Value, Inputs, Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	3,813,899	3,303,395
Fair Value, Inputs, Level 1 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,493,415	1,379,499
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fair Value, Inputs, Level 2 | Hormel Foods Corporation Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fair Value, Inputs, Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fair Value, Inputs, Level 2 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fair Value, Inputs, Level 3 | Hormel Foods Corporation Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fair Value, Inputs, Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fair Value, Inputs, Level 3 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 112,000,820	$ 98,522,415